INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2022
Schedule of ownership percentages

	2022	2021
U.S. Feeder	31.44%	32.02%
Cayman Feeder	53.11	54.63
Total	84.55%	86.65%

Schedule of capital withdrawals payable

	2022	2021
Direct investors (1)	$13,267,996	$894,583
U.S. Feeder	484,354	1,449,036
Cayman Feeder	-	41,777,144
Total	$13,752,350	$44,120,763

(1)	Includes profit share to the General Partner of $12,464,726 and a limited partner redemption of $803,270, totaling $13,267,996 at December 31, 2022. Includes profit share to the General Partner of $894,583 at December 31, 2021.